DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Dates
31-Dec-2023
Actual/360 Days
32
30/360 Days
30
16-Jan-2024
15-Jan-2024
Collection Period No.
4
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Dec-2023
11-Jan-2024
12-Jan-2024
16-Jan-2024
15-Dec-2023
15-Dec-2023
Summary
Beginning
Balance
52,937,947.23
270,000,000.00
270,000,000.00
60,000,000.00
Principal
Payment
21,808,503.97
0.00
0.00
0.00
Ending
Balance
31,129,443.26
270,000,000.00
270,000,000.00
60,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
138.589883
0.000000
0.000000
0.000000
Initial
Balance
157,360,000.00
270,000,000.00
270,000,000.00
60,000,000.00
Note
Factor
0.197823
1.000000
1.000000
1.000000
652,937,947.23
631,129,443.26
21,808,503.97
T
otal Note Balance
757,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
72,623,347.58
725,561,294.81
26,431,649.02
751,992,943.83
72,623,347.58
703,752,790.84
25,051,074.74
728,803,865.58
72,621,115.25
829,981,115.25
31,950,769.53
861,931,884.78
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
8.75%
8.75%
8.75%
72,621,115.25
72,623,347.58
72,623,347.58
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
6.030000%
5.900000%
5.930000%
Interest per $1000
Fac
e
Amount
0.000000
5.025000
4.916667
4.941667
Interest & Principal
Due
21,808,503.97
1,356,750.00
1,327,500.00
296,500.00
Interest & Principal Due
per $1000 Fac
e
Amount
138.589883
5.025000
4.916667
4.941667
Interest Due
0.00
1,356,750.00
1,327,500.00
296,500.00
24,789,253.97
T
otal
2,980,750.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
26,377,680.98
0.00
26,377,680.98
21,933,842.92
3,725,275.11
242,472.06
359,983.54
0.00
0.00
116,107.35
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees [not previously paid under (2)] (9)
Excess Collections to Certificateholders
2,980,750.00
0.00
0.00
21,808,503.97
0.00
0.00
961,766.22
T
otal Distribution
26,377,680.98
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees
(max. $125,000 p.a.)
626,660.79
0.00
0.00
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
626,660.79
0.00
0.00
0.00
626,660.79
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
2,980,750.00
0.00
1,356,750.00
1,327,500.00
296,500.00
0.00
0.00
0.00
0.00
0.00
2,980,750.00
0.00
1,356,750.00
1,327,500.00
296,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,980,750.00
2,980,750.00
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
21,808,503.97
0.00
0.00
0.00
21,808,503.97
Aggregate Principal Distributabl
e
Amount
21,808,503.97
21,808,503.97
0.00

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
2,074,952.79
2,074,952.79
Reserve Fund Require
d
Amount
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
8,780.45
107,326.90
0.00
8,780.45
8,780.45
0.00
116,107.35
2,074,952.79
0.00
Notice to Investors

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Pool Statistics
Pool Data
6.37%
37.70
20.37
Cutoff Date Pool Balance
Amount
861,931,884.78
Pool Balance beginning of Collection Period
751,992,943.83
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
728,803,865.58
4,570
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
19,612,107.37
2,321,735.55
0.00
1,255,235.33
Pool Factor
84.55%
6.32%
40.79
16.18
4,712
Number of Receivables
5,077

DAIMLER TRUCKS RE
T
AI
L
TRUST 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Dec-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
4,570
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.82%
0.82%
0.32%
0.03%
100.00%
720,232,587.43
5,985,373.82
2,346,894.73
239,009.60
728,803,865.58
4,493
56
15
6
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Gross Losses
Principal Net Liquidation Proceeds
Principal Recoveries
Losses
(1)
Amount
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
Cumulative Principal Net Loss / (Gain)
672,999.04
2,290,014.67
0.266%
1,255,235.33
240,805.58
341,430.71
Historical Lifetime CPR, Loss and Delinquencies
T
otal Pool
Cumulative Loss
Delinquncies
Lifetime
Pd.
Gross
Net
31-60
61-90
1
0.12%
0.07%
0.68%
0.04%
2
0.17%
0.11%
0.40%
0.07%
3
0.28%
0.19%
1.15%
0.09%
4
0.43%
0.27%
0.82%
0.32%
91+
CPR
-
%
7.02%
0.03%
6.78%
0.03%
6.84%
0.03%
5.82%